The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2020

Royce Opportunity Fund

Effective as of April 21, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. The Fund is managed by a team led by Portfolio Manager Boniface A. Zaino, and including Portfolio Managers James P. Stoeffel, Brendan J. Hartman, and James Harvey. Mr. Zaino was portfolio manager from 1998 through September 30, 2018, Senior Advisor on the Royce Opportunity strategy from October 1, 2018 to April 20, 2021, and became portfolio manager on April 21, 2021. Messrs. Stoeffel, Hartman, and Harvey became portfolio managers on April 21, 2021.

Effective as of April 21, 2021, the information appearing under the heading “Management of the Funds” for Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

April 20, 2021

ROFISI-0421

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2020

Royce Opportunity Fund

Effective as of April 21, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. The Fund is managed by a team led by Portfolio Manager Boniface A. Zaino, and including Portfolio Managers James P. Stoeffel, Brendan J. Hartman, and James Harvey. Mr. Zaino was portfolio manager from 1998 through September 30, 2018, Senior Advisor on the Royce Opportunity strategy from October 1, 2018 to April 20, 2021, and became portfolio manager on April 21, 2021. Messrs. Stoeffel, Hartman, and Harvey became portfolio managers on April 21, 2021.

Effective as of April 21, 2021, the information appearing under the heading “Management of the Funds” for Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

April 20, 2021

ROFCR-0421